John Hancock Variable Insurance Trust

Supplement dated July 26, 2016

to the Prospectus dated May 1, 2016

Small Company Growth Trust (the “fund”)

Effective June 30, 2017, Juliet Ellis will no longer serve as a portfolio manager of the fund. Accordingly, all references to Ms. Ellis as a portfolio manager of the fund will be removed from the prospectus effective June 30, 2017. In addition, effective June 30, 2017, Juan Hartsfield, who will become Lead Portfolio Manager, and Clay Manley will continue to be jointly and primarily responsible for the day-to-day management of the fund.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Variable Insurance Trust

Supplement dated July 26, 2016

to the Statement of Additional Information dated May 1, 2016

Small Company Growth Trust (the “fund”)

Effective June 30, 2017, Juliet Ellis will no longer serve as a portfolio manager of the fund. Accordingly, all references to Ms. Ellis as a portfolio manager of the fund will be removed from the prospectus effective June 30, 2017. In addition, effective June 30, 2017, Juan Hartsfield, who will become Lead Portfolio Manager, and Clay Manley will continue to be jointly and primarily responsible for the day-to-day management of the fund.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.